                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 03/31/2009

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Johnson Illington Advisors LLC
Address: 677 Broadway
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                               Albany  NY            05/12/2009
------------------------------------    ----------------------   ---------------
[Signature]                                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
--------------------    ----
28-11456

[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           52

Form 13F Information Table Value Total:        79988
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28-_________________
02    28-_________________
03    28-_________________

QUANTITY   CUSIP   ISSUER                         SYMBOL  PRICE   MARKET VALUE   CLASS DISCRETION VOTING AUTORITY
-------- --------- ------------------------------ ------ ------- -------------- ------ ---------- ---------------
   27025 002824100 ABBOTT LABS COM                abt    $ 47.70 $ 1,289,092.50 COMMON Sole       Partial
   30518 00817Y108 AETNA US HEALTHCARE INC COM    aet    $ 24.33 $   742,502.94 COMMON Sole       Partial
   47047  25816109 AMERICAN EXPRESS COMPANY       axp    $ 13.63 $   641,250.61 COMMON Sole       Partial
   20242 037411105 APACHE CORP                    apa    $ 64.09 $ 1,297,309.78 COMMON Sole       Partial
   32080 067383109 BARD C R INC                   bcr    $ 79.72 $ 2,557,417.60 COMMON Sole       Partial
  149654 17275R102 CISCO SYS INC                  csco   $ 16.77 $ 2,509,697.58 COMMON Sole       Partial
   43287 194162103 COLGATE PALMOLIVE CO           cl     $ 58.98 $ 2,553,067.26 COMMON Sole       Partial
   34181 20825C104 CONOCOPHILLIPS COM             cop    $ 39.16 $ 1,338,527.96 COMMON Sole       Partial
   57522 126650100 CVS CAREMARK CORP              cvs    $ 27.49 $ 1,581,279.78 COMMON Sole       Partial
   47840 237194105 DARDEN RESTAURANTS INC COM     dri    $ 34.26 $ 1,638,998.40 COMMON Sole       Partial
   41820 30231G102 EXXON MOBIL CORP COM           xom    $ 68.10 $ 2,847,942.00 COMMON Sole       Partial
   30120 354613101 FRANKLIN RESOURCES INC         ben    $ 53.87 $ 1,622,564.40 COMMON Sole       Partial
   19973 369550108 GENERAL DYNAMICS CORP COM      gd     $ 41.59 $   830,677.07 COMMON Sole       Partial
   45175 369604103 GENERAL ELECTRIC CO COM        ge     $ 10.11 $   456,719.25 COMMON Sole       Partial
   31309 459200101 INTERNATIONAL BUSINESS MACHS C ibm    $ 96.89 $ 3,033,529.01 COMMON Sole       Partial
   66610 464287242 ISHARES IBOXX INVEST GRADE COR lqd    $ 94.12 $ 6,269,333.20 ETF    Sole       Partial
    9650 464287457 ISHARES TR BARCLAYS 1 3 YR TRE shy    $ 84.32 $   813,688.00 ETF    Sole       Partial
    7008 464288661 ISHARES TR BARCLAYS 3-7 YR TRE iei    $114.86 $   804,938.88 ETF    Sole       Partial
    2197 464287440 ISHARES TR BARCLAYS 7 10 YR TR ief    $ 96.59 $   212,208.23 ETF    Sole       Partial
  134947 464287226 ISHARES TR BARCLAYS US AGGREGA agg    $101.47 $13,693,072.09 ETF    Sole       Partial
   13910 464287713 ISHARES TR DOW JONES US TELECO iyz    $ 15.94 $   221,725.40 ETF    Sole       Partial
   26265 464287721 ISHARES TR DOW JONES USTECHNOL iyw    $ 37.03 $   972,592.95 ETF    Sole       Partial
     980 464288612 ISHARES TR LEHMAN INTER GOVT C gvi    $103.90 $   101,822.00 ETF    Sole       Partial
   24573 464287465 ISHARES TR MSCI EAFE INDEX FD  efa    $ 37.59 $   923,699.07 ETF    Sole       Partial
     520 464287655 ISHARES TR RUSSELL 2000INDEX F iwm    $ 42.05 $    21,866.00 ETF    Sole       Partial
    9147 464287309 ISHARES TR S&P 500/ GROWTHINDE ivw    $ 41.86 $   382,893.42 ETF    Sole       Partial
    5793 464287408 ISHARES TR S&P 500/ VALUEINDEX ive    $ 37.20 $   215,499.60 ETF    Sole       Partial
     680 464287606 ISHARES TR S&P MICAP400/ GROWT ijk    $ 52.56 $    35,740.80 ETF    Sole       Partial
     460 464287705 ISHARES TR S&P MIDCAP400/ VALU ijj    $ 44.06 $    20,267.60 ETF    Sole       Partial
   44408 464287804 ISHARES TR S&P SMALLCAP 600 IN ijr    $ 36.39 $ 1,616,007.12 ETF    Sole       Partial
    4405 464287887 ISHARES TR S&P SMALLCAP600/ GR ijt    $ 37.97 $   167,257.85 ETF    Sole       Partial
     273 464287879 ISHARES TR S&P SMALLCAP600/ VA ijs    $ 38.91 $    10,622.43 ETF    Sole       Partial
   23275 478160104 JOHNSON & JOHNSON COM          jnj    $ 52.60 $ 1,224,265.00 COMMON Sole       Partial
   52575 46625H100 JP MORGAN CHASE & CO COM ISIN# jpm    $ 26.58 $ 1,397,443.50 COMMON Sole       Partial
   41916 580645109 MCGRAW HILL COMPANIES INC      mhp    $ 22.87 $   958,618.92 COMMON Sole       Partial
   35334 595635103 MIDCAP SPDR TRUST UNIT SER 1 S mdy    $ 88.59 $ 3,130,239.06 COMMON Sole       Partial
  144910 68389X105 ORACLE CORP COM                orcl   $ 18.07 $ 2,618,523.70 COMMON Sole       Partial
   29574 713448108 PEPSICO INC                    pep    $ 51.48 $ 1,522,469.52 COMMON Sole       Partial
   25888 742718109 PROCTER & GAMBLE CO COM        pg     $ 47.09 $ 1,219,065.92 COMMON Sole       Partial
   88043 81369Y886 SECTOR SPDR TR SHS BEN INT UTI xlu    $ 25.55 $ 2,249,498.65 ETF    Sole       Partial
   32415 81369y308 SECTOR SPDR TR SHS BENINT CONS xlp    $ 21.10 $   683,956.50 ETF    Sole       Partial

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
   17180 81369y506 SECTOR SPDR TR SHS BENINT ENER xle    $ 42.46 $   729,462.80 ETF    Sole       Partial
   39160 81369y605 SECTOR SPDR TR SHS BENINT FINA xlf    $  8.81 $   344,999.60 ETF    Sole       Partial
   15490 81369y704 SECTOR SPDR TR SHS BENINT INDU xli    $ 18.43 $   285,480.70 ETF    Sole       Partial
   41870 81369Y100 SELECT SECTOR SPDR FD MATERIAL xlb    $ 22.21 $   929,932.70 ETF    Sole       Partial
   12580 81369y407 SELECT SECTOR SPDR TRCONSUMER  xly    $ 19.65 $   247,197.00 ETF    Sole       Partial
   33440 81369y209 SELECT SECTOR SPDR TRHEALTH CA xlv    $ 24.21 $   809,582.40 ETF    Sole       Partial
   31805 790849103 ST JUDE MED INC COM            stj    $ 36.33 $ 1,155,475.65 COMMON Sole       Partial
   55807 78462F103 STANDARD & POORS DEPOSITARY RE spy    $ 79.52 $ 4,437,772.64 COMMON Sole       Partial
   48602 913017109 UNITED TECHNOLOGIES CORP DEL C utx    $ 42.98 $ 2,088,913.96 COMMON Sole       Partial
   36752 92343V104 VERIZON COMMUNICATIONS COM     vz     $ 30.20 $ 1,109,910.40 COMMON Sole       Partial
   27295 931142103 WAL MART STORES INC            wmt    $ 52.10 $ 1,422,069.50 COMMON Sole       Partial

                                                                 $79,988,688.90